FAIR VALUE OF FINANCIAL INSTRUMENTS - Carrying and Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets, carrying value	$ 10,058	$ 6,867
Financial assets, fair value	10,058	6,867
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	53,060	35,954
Financial liabilities, fair value	52,574	35,085
Preferred shares	20	20
Corporate borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	4,911	3,666
Financial liabilities, fair value	4,796	3,406
Non-recourse borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	40,904	26,567
Financial liabilities, fair value	40,533	25,958
Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	4,350	3,634
Financial liabilities, fair value	4,350	3,634
Preferred shares
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	20	20
Financial liabilities, fair value	20	20
Financial Liabilities
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	2,875	2,067
Financial liabilities, fair value	2,875	2,067
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets, carrying value	1,857	1,279
Financial assets, fair value	1,857	1,279
Accounts receivable and other
Disclosure of financial assets [line items]
Financial assets, carrying value	6,660	3,475
Financial assets, fair value	6,660	3,475
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets, carrying value	1,541	2,113
Financial assets, fair value	$ 1,541	$ 2,113